Fair Value Measurements - Categorized Investments and Assets Carried at Cost or Amortized Cost and Fair Value Among Levels (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	$ 846,795	$ 726,721
Total investments	9,319,179	9,034,557
Reinsurance balances recoverable on paid and unpaid losses	(21,427)	(88,086)
Other Assets:
Losses and LAE	2,452,920	2,621,122
U.S. government and agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments	951,048	696,077
U.K. government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments	51,082	161,772
Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments	5,686,732	5,448,270
Municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments	162,669	140,687
Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments	553,945	400,914
Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments	854,090	813,746
Asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments	557,460	670,235
Publicly traded equity investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	260,767	327,875
Exchange-traded funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	311,287	133,047
Private equity funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	274,741	265,799
Private equity funds | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	284,300
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	846,795	726,721
Total investments	14,424,635	12,293,516
Cash and cash equivalents	594,062	367,175
Other Assets:
Losses and LAE	2,452,920	2,621,122
Recurring | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	9,319,179	9,034,557
Recurring | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	4,244,034	2,518,031
Recurring | Reinsurance balances recoverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	520,830	695,518
Recurring | Other Assets
Other Assets:
Derivative instruments	4,133	2,011
Recurring | Other Liabilities
Other Liabilities:
Derivative instruments	34,142	15,558
Recurring | Designated as Hedging Instrument | Other Assets
Other Assets:
Derivative instruments	1,169	642
Recurring | Designated as Hedging Instrument | Other Liabilities
Other Liabilities:
Derivative instruments	28,947	11,452
Recurring | Not Designated as Hedging Instrument | Other Assets
Other Assets:
Derivative instruments	2,964	1,369
Recurring | Not Designated as Hedging Instrument | Other Liabilities
Other Liabilities:
Derivative instruments	5,195	4,106
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	540,454	430,357
Total investments	540,454	430,357
Cash and cash equivalents	385,790	144,984
Other Assets:
Losses and LAE	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Reinsurance balances recoverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Assets
Other Assets:
Derivative instruments	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Liabilities
Other Liabilities:
Derivative instruments	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Designated as Hedging Instrument | Other Assets
Other Assets:
Derivative instruments	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Designated as Hedging Instrument | Other Liabilities
Other Liabilities:
Derivative instruments	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Not Designated as Hedging Instrument | Other Assets
Other Assets:
Derivative instruments	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Not Designated as Hedging Instrument | Other Liabilities
Other Liabilities:
Derivative instruments	0	0
Recurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	31,600	30,565
Total investments	9,784,399	9,588,546
Cash and cash equivalents	208,272	222,191
Other Assets:
Losses and LAE	0	0
Recurring | Significant Other Observable Inputs (Level 2) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	9,319,179	9,034,557
Recurring | Significant Other Observable Inputs (Level 2) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	418,993	509,217
Recurring | Significant Other Observable Inputs (Level 2) | Reinsurance balances recoverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	0	0
Recurring | Significant Other Observable Inputs (Level 2) | Other Assets
Other Assets:
Derivative instruments	4,133	2,011
Recurring | Significant Other Observable Inputs (Level 2) | Other Liabilities
Other Liabilities:
Derivative instruments	34,142	15,558
Recurring | Significant Other Observable Inputs (Level 2) | Designated as Hedging Instrument | Other Assets
Other Assets:
Derivative instruments	1,169	642
Recurring | Significant Other Observable Inputs (Level 2) | Designated as Hedging Instrument | Other Liabilities
Other Liabilities:
Derivative instruments	28,947	11,452
Recurring | Significant Other Observable Inputs (Level 2) | Not Designated as Hedging Instrument | Other Assets
Other Assets:
Derivative instruments	2,964	1,369
Recurring | Significant Other Observable Inputs (Level 2) | Not Designated as Hedging Instrument | Other Liabilities
Other Liabilities:
Derivative instruments	5,195	4,106
Recurring | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	274,741	265,799
Total investments	284,305	353,668
Cash and cash equivalents	0	0
Other Assets:
Losses and LAE	2,452,920	2,621,122
Recurring | Significant Unobservable Inputs (Level 3) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	9,564	87,869
Recurring | Significant Unobservable Inputs (Level 3) | Reinsurance balances recoverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	520,830	695,518
Recurring | Significant Unobservable Inputs (Level 3) | Other Assets
Other Assets:
Derivative instruments	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Other Liabilities
Other Liabilities:
Derivative instruments	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Designated as Hedging Instrument | Other Assets
Other Assets:
Derivative instruments	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Designated as Hedging Instrument | Other Liabilities
Other Liabilities:
Derivative instruments	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Not Designated as Hedging Instrument | Other Assets
Other Assets:
Derivative instruments	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Not Designated as Hedging Instrument | Other Liabilities
Other Liabilities:
Derivative instruments	0	0
Recurring | Fair Value Based on NAV as Practical Expedient
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments	3,815,477	1,920,945
Cash and cash equivalents	0	0
Recurring | Fair Value Based on NAV as Practical Expedient | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	3,815,477	1,920,945
Recurring | U.S. government and agency | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	951,048	696,077
Recurring | U.S. government and agency | Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | U.S. government and agency | Significant Other Observable Inputs (Level 2) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	951,048	696,077
Recurring | U.S. government and agency | Significant Unobservable Inputs (Level 3) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | U.K. government | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	51,082	161,772
Recurring | U.K. government | Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | U.K. government | Significant Other Observable Inputs (Level 2) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	51,082	161,772
Recurring | U.K. government | Significant Unobservable Inputs (Level 3) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Other government | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	502,153	702,856
Recurring | Other government | Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Other government | Significant Other Observable Inputs (Level 2) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	502,153	702,856
Recurring | Other government | Significant Unobservable Inputs (Level 3) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Corporate | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	5,686,732	5,448,270
Recurring | Corporate | Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Corporate | Significant Other Observable Inputs (Level 2) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	5,686,732	5,448,270
Recurring | Corporate | Significant Unobservable Inputs (Level 3) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Municipal | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	162,669	140,687
Recurring | Municipal | Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Municipal | Significant Other Observable Inputs (Level 2) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	162,669	140,687
Recurring | Municipal | Significant Unobservable Inputs (Level 3) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Residential mortgage-backed | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	553,945	400,914
Recurring | Residential mortgage-backed | Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Residential mortgage-backed | Significant Other Observable Inputs (Level 2) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	553,945	400,914
Recurring | Residential mortgage-backed | Significant Unobservable Inputs (Level 3) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Commercial mortgage-backed | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	854,090	813,746
Recurring | Commercial mortgage-backed | Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Commercial mortgage-backed | Significant Other Observable Inputs (Level 2) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	854,090	813,746
Recurring | Commercial mortgage-backed | Significant Unobservable Inputs (Level 3) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Asset-backed | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	557,460	670,235
Recurring | Asset-backed | Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Asset-backed | Significant Other Observable Inputs (Level 2) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	557,460	670,235
Recurring | Asset-backed | Significant Unobservable Inputs (Level 3) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Funds Held - Directly Managed | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	14,627	14,207
Recurring | Funds Held - Directly Managed | Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Funds Held - Directly Managed | Significant Other Observable Inputs (Level 2) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	14,627	14,207
Recurring | Funds Held - Directly Managed | Significant Unobservable Inputs (Level 3) | Short-term investments and fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity investments	0	0
Recurring | Publicly traded equity investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	260,767	327,875
Recurring | Publicly traded equity investments | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	229,167	297,310
Recurring | Publicly traded equity investments | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	31,600	30,565
Recurring | Publicly traded equity investments | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	0	0
Recurring | Exchange-traded funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	311,287	133,047
Recurring | Exchange-traded funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	311,287	133,047
Recurring | Exchange-traded funds | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	0	0
Recurring | Exchange-traded funds | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	0	0
Recurring | Private equity funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	274,741	265,799
Recurring | Private equity funds | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	363,103	323,496
Recurring | Private equity funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	0	0
Recurring | Private equity funds | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | Private equity funds | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	0	0
Recurring | Private equity funds | Significant Other Observable Inputs (Level 2) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | Private equity funds | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	274,741	265,799
Recurring | Private equity funds | Significant Unobservable Inputs (Level 3) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | Private equity funds | Fair Value Based on NAV as Practical Expedient | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	363,103	323,496
Recurring | Hedge funds | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	2,638,339	1,121,904
Recurring | Hedge funds | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | Hedge funds | Significant Other Observable Inputs (Level 2) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | Hedge funds | Significant Unobservable Inputs (Level 3) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | Hedge funds | Fair Value Based on NAV as Practical Expedient | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	2,638,339	1,121,904
Recurring | Fixed income funds | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	552,541	481,039
Recurring | Fixed income funds | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | Fixed income funds | Significant Other Observable Inputs (Level 2) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	285,837	398,143
Recurring | Fixed income funds | Significant Unobservable Inputs (Level 3) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | Fixed income funds | Fair Value Based on NAV as Practical Expedient | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	266,704	82,896
Recurring | Equity funds | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	190,767	410,149
Recurring | Equity funds | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | Equity funds | Significant Other Observable Inputs (Level 2) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	5,073	111,040
Recurring | Equity funds | Significant Unobservable Inputs (Level 3) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | Equity funds | Fair Value Based on NAV as Practical Expedient | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	185,694	299,109
Recurring | CLO equities | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	128,083	87,555
Recurring | CLO equities | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | CLO equities | Significant Other Observable Inputs (Level 2) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	128,083	0
Recurring | CLO equities | Significant Unobservable Inputs (Level 3) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	87,555
Recurring | CLO equities | Fair Value Based on NAV as Practical Expedient | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | CLO equity funds | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	166,523	87,509
Recurring | CLO equity funds | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | CLO equity funds | Significant Other Observable Inputs (Level 2) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | CLO equity funds | Significant Unobservable Inputs (Level 3) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | CLO equity funds | Fair Value Based on NAV as Practical Expedient | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	166,523	87,509
Recurring | Private credit funds | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	192,319
Recurring | Private credit funds | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0
Recurring | Private credit funds | Significant Other Observable Inputs (Level 2) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0
Recurring | Private credit funds | Significant Unobservable Inputs (Level 3) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	9,250
Recurring | Private credit funds | Fair Value Based on NAV as Practical Expedient | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	183,069
Recurring | Other | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	12,359	6,379
Recurring | Other | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Recurring | Other | Significant Other Observable Inputs (Level 2) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	34
Recurring | Other | Significant Unobservable Inputs (Level 3) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	314	314
Recurring | Other | Fair Value Based on NAV as Practical Expedient | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	$ 12,045	$ 6,031